Fees and Expenses	Dec. 31, 2024
Lazard Emerging Markets Opportunities ETF | Lazard Emerging Markets Opportunities ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Active ETF Trust (the “Trust”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%
Other Expenses[1,2]	None
Total Annual Portfolio Operating Expenses	.75%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	Pursuant to the Portfolio’s unitary management fee structure, Lazard Asset Management LLC (the “Investment Manager”) will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of the Portfolio’s offering costs during the Portfolio’s first year of operations so that offering costs borne by the Portfolio do not amount to .01% of its average net assets.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to any waiver and/or the expense reimbursement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 year	3 years
$ 76	$ 239

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is presented.

Lazard Equity Megatrends ETF | Lazard Equity Megatrends ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Active ETF Trust (the “Trust”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.60%
Other Expenses[1,2]	None
Total Annual Portfolio Operating Expenses	.60%
Fee Waiver[3]	.10%
Total Annual Portfolio Operating Expenses After Fee Waiver	.50%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	Pursuant to the Portfolio’s unitary management fee structure, Lazard Asset Management LLC (the “Investment Manager”) will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of the Portfolio’s offering costs during the Portfolio’s first year of operations so that offering costs borne by the Portfolio do not amount to .01% of its average net assets.
[3]	The Investment Manager has voluntarily agreed to waive a portion of its management fee payable by the Portfolio in the amount of .10% of average daily net assets. This fee waiver arrangement will continue for at least one year from the date of this Prospectus, and prior to such date the Investment Manager may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to any waiver and/or the expense reimbursement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 year	3 years
$ 50	$ 181

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is presented.

Lazard International Dynamic Equity ETF | Lazard International Dynamic Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Active ETF Trust (the “Trust”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.40%
Other Expenses[1,2]	None
Total Annual Portfolio Operating Expenses	.40%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	Pursuant to the Portfolio’s unitary management fee structure, Lazard Asset Management LLC (the “Investment Manager”) will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of the Portfolio’s offering costs during the Portfolio’s first year of operations so that offering costs borne by the Portfolio do not amount to .01% of its average net assets.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to any waiver and/or the expense reimbursement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 year	3 years
$ 40	$ 127

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate, which was the portfolio turnover rate of the Portfolio’s predecessor portfolio, Lazard International Equity Advantage Portfolio (the “Predecessor Portfolio”), a series of The Lazard Funds, Inc., was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	82.00%
Lazard Japanese Equity ETF | Lazard Japanese Equity ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Active ETF Trust (the “Trust”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.60%
Other Expenses[1,2]	None
Total Annual Portfolio Operating Expenses	.60%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	Pursuant to the Portfolio’s unitary management fee structure, Lazard Asset Management LLC (the “Investment Manager”) will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of the Portfolio’s offering costs during the Portfolio’s first year of operations so that offering costs borne by the Portfolio do not amount to .01% of its average net assets.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to any waiver and/or the expense reimbursement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 year	3 years
$ 60	$ 191

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is presented.

Lazard Next Gen Technologies ETF | Lazard Next Gen Technologies ETF
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio, a series of Lazard Active ETF Trust (the “Trust”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and the Example below.

Other Expenses, New Fund, Based on Estimates [Text]	“Other Expenses” are based on estimated amounts for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.60%
Other Expenses[1,2]	None
Total Annual Portfolio Operating Expenses	.60%
Fee Waiver[3]	.10%
Total Annual Portfolio Operating Expenses After Fee Waiver	.50%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[2]	Pursuant to the Portfolio’s unitary management fee structure, Lazard Asset Management LLC (the “Investment Manager”) will pay all expenses of the Portfolio, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Investment Manager has agreed to pay a portion of the Portfolio’s offering costs during the Portfolio’s first year of operations so that offering costs borne by the Portfolio do not amount to .01% of its average net assets.

[3]	The Investment Manager has voluntarily agreed to waive a portion of its management fee payable by the Portfolio in the amount of .10% of average daily net assets. This fee waiver arrangement will continue for at least one year from the date of this Prospectus, and prior to such date the Investment Manager may not terminate the arrangement without the approval of the Board of Trustees.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to any waiver and/or the expense reimbursement in year one only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
1 year	3 years
$ 50	$ 181

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is presented.